Description of Business, Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands		12 Months Ended
	Jan. 01, 2020 USD ($)	Dec. 31, 2020 USD ($) Segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of reportable segment | Segment		2
Cash and cash equivalents		$ 71,212	$ 76,729
Restricted cash		31,300	1,700
Accounts receivable		55,445	60,881
Allowance for doubtful accounts		8,800	5,300
Interest costs capitalized		800	1,100	$ 1,200
Non-cash gain due to change in fair value of warrant liabilities		(49)	1	6,361
Advertising costs		16,800	18,600	20,900
Defined contribution plan contributions by the company		100	100	$ 100
Lease assets		155,996
Lease liability		156,378
Sale leaseback transaction, deferred gain average amortization period	10 years
Deferred Tax Assets		83,169	77,916
Deferred Tax Assets, Valuation Allowance		$ 49,706	25,348
Buildings
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life		40 years
Maximum | Wireless communication systems
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life		20 years
Maximum | Furniture, equipment, vehicles and software
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life		17 years
Minimum | Wireless communication systems
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life		2 years
Minimum | Furniture, equipment, vehicles and software
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life		2 years
2degrees
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents		$ 30,200	16,400
Consolidated Subsidiaries
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents		64,500	67,800
Nueva Tel
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents		33,900	51,300
Deferred Tax Assets		11,400
Deferred Tax Assets, Valuation Allowance		11,400
Unrecorded Deferred Tax Assets		$ 8,400
2degrees | Trilogy LLC
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage		73.20%
Nueva Tel | Trilogy LLC
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage		71.50%
Other current liabilities and accrued expenses | Warrants
Summary Of Significant Accounting Policies [Line Items]
Warrant liability		$ 200	100
Accounting Standards Update 2016-02
Summary Of Significant Accounting Policies [Line Items]
Lease assets	$ 162,900
Lease liability	161,100
Accounting Standards Update 2016-02 | Accumulated deficit and noncontrolling interest | Right of Use Assets
Summary Of Significant Accounting Policies [Line Items]
Cumulative effect transitional adjustment	55,000
Cumulative effect transitional adjustment net of tax	$ 37,600
Accounting Standards Update 2016-02 | Accumulated deficit and noncontrolling interest | Sale-Leaseback
Summary Of Significant Accounting Policies [Line Items]
Cumulative effect transitional adjustment		11,500
Cumulative effect transitional adjustment net of tax		$ 7,900
License costs | Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated Useful Life		20 years
License costs | Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated Useful Life		7 years
Subscriber relationships
Summary Of Significant Accounting Policies [Line Items]
Estimated Useful Life		7 years
Local Interconnection And Telecom Cooperative
Summary Of Significant Accounting Policies [Line Items]
Accounts receivable		$ 10,700	$ 17,400
Equipment Installment Plan Receivables | Bolivia
Summary Of Significant Accounting Policies [Line Items]
Installment period for handsets bought using an EIP		18 months
Equipment Installment Plan Receivables | Maximum | New Zealand
Summary Of Significant Accounting Policies [Line Items]
Installment period for handsets bought using an EIP		36 months